Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

30. Subsequent Events

In January 2012, the Group entered into a cooperative agreement with Shanghai Shenhua Liansheng Football Club Co., Ltd. (“Shenhua”), for endorsing and promoting Firefall for a term of two years. Under the agreement, Shenhua players will wear jerseys bearing the name and logo of Firefall in all domestic and international soccer games as well as make appearances at press conferences, product promotion, sales initiatives for Firefall, and participate in other activities for promoting Firefall. The Group will pay Shenhua RMB32 million for the promotion services. In addition, the Group entered into an endorsement agreement with Nicolas Anelka (“Anelka”), a famous soccer player newly joining Shenhua, for worldwide endorsement and promotion of Firefall for a consideration of EUR2.7 million (RMB21.9 million). As Mr. Zhu, the Chairman and chief executive officer of the Company and one of the principal shareholders of the Company, is also one of the major shareholders of Shenhua, the endorsement and promotion transactions with Shenhua and Anelka constituted related party transactions.